TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2022	2021
a) Tax provisions	1,530,040	1,270,473
b) Labor provisions	463,452	435,803
c) Civil provisions	32,511	34,750
	2,026,003	1,741,026

Schedule of changes in the tax, labor and civil provisions

	2022	2021	2020
Balance at the beginning of the year	1,741,026	1,172,511	809,299
(+) Additions	385,662	801,412	559,513
(+) Interests	194,170	42,435	104,473
(-) Payments and reversal of accrued amounts	(293,536)	(276,251)	(304,678)
(+) Foreign exchange effect on provisions in foreign currency	(1,319)	919	3,904
Balance at the end of the year	2,026,003	1,741,026	1,172,511

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2022	2021
Tax	1,603,136	1,449,699
Labor	67,911	73,709
Civil	154,852	135,971
	1,825,899	1,659,379